Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Average balance outstanding	$ 3,292	$ 5,585
Maximum amount outstanding at any month-end during the period	20,000	11,000
Federal Home Loan Bank short-term borrowings	$ 10,000	$ 10,000
Average interest rate during the period	1.12%	2.52%
Weighted average interest rate at end of period	0.41%	1.81%